Post Employment Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in actual assumption	(1.00%)
Post-employment benefits to variations	100.00%
Discount rate assumes a increase	$ 4,741,049	$ 6,136,668
Discount rate assumes a decrease	4,470,682	$ 5,602,670
Defined benefit plans will increase	$ 7,448,154
Weighted average term	7 years 10 days
Term of commitments	10 years
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years